Exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exceptional items
Impairment - property, plant and equipment	$ 18	$ 0
Exceptional items - cost of sales	4,338	4,163	$ 3,439
Exceptional items - SG&A expenses	255	212	418
Exceptional finance (income)/expense	147	(80)	235
Exceptional income tax credit (note 7)	(21)	19	22
Exceptional items.
Exceptional items
Start-up related and other costs	36	67	30
Impairment - property, plant and equipment	18
Restructuring costs	38
Exceptional items - cost of sales	92	67	30
Transaction related and other costs	14	23	242
Exceptional items - SG&A expenses	14	23	242
Exceptional finance (income)/expense	(58)	(218)	57
Exceptional income tax credit (note 7)	(14)	(17)	(17)
Total exceptional items, net of tax	$ 34	$ (145)	$ 312